GOODWILL (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	$ 1,228,600	$ 1,118,262
Additional recognition, goodwill	85,458	112,201
Increase (decrease) through net exchange differences, goodwill	80,518	(1,863)
Goodwill at end of period	$ 1,394,576	$ 1,228,600
Minimum
Reconciliation of changes in intangible assets and goodwill [abstract]
Capitalization rate, EBITDA	6.50%
Maximum
Reconciliation of changes in intangible assets and goodwill [abstract]
Capitalization rate, EBITDA	8.30%